Fair Value Measures and Disclosures (Details) - USD ($) $ in Millions	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Short-term marketable securities
Short-term marketable securities	$ 1,299	$ 514	$ 508
Long-term marketable securities	554
U.S. Treasury securities
Cash equivalents
Cash equivalents	148	3
Short-term marketable securities
Short-term marketable securities	698	364	347
Long-term marketable securities	386
Commercial paper
Short-term marketable securities
Short-term marketable securities	414	76	8
Corporate bonds
Cash equivalents
Cash equivalents			2
Short-term marketable securities
Short-term marketable securities	118	51	110
Long-term marketable securities	158
U.S. government agency securities
Short-term marketable securities
Short-term marketable securities	69	23	43
Long-term marketable securities	10
Money market funds
Cash equivalents
Cash equivalents	996
Fair Value, Recurring
Short-term marketable securities
Total	2,997	517	510
Fair Value, Recurring | U.S. Treasury securities
Cash equivalents
Cash equivalents	148	3
Short-term marketable securities
Short-term marketable securities	698	364	347
Long-term marketable securities	386
Fair Value, Recurring | Commercial paper
Short-term marketable securities
Short-term marketable securities	414	76	8
Fair Value, Recurring | Corporate bonds
Cash equivalents
Cash equivalents			2
Short-term marketable securities
Short-term marketable securities	118	51	110
Long-term marketable securities	158
Fair Value, Recurring | U.S. government agency securities
Short-term marketable securities
Short-term marketable securities	69	23	43
Long-term marketable securities	10
Fair Value, Recurring | Money market funds
Cash equivalents
Cash equivalents	996
Level 1 | Fair Value, Recurring
Short-term marketable securities
Total	996	0	0
Level 1 | Fair Value, Recurring | U.S. Treasury securities
Cash equivalents
Cash equivalents	0	0
Short-term marketable securities
Short-term marketable securities	0	0	0
Long-term marketable securities	0
Level 1 | Fair Value, Recurring | Commercial paper
Short-term marketable securities
Short-term marketable securities	0	0	0
Level 1 | Fair Value, Recurring | Corporate bonds
Cash equivalents
Cash equivalents			0
Short-term marketable securities
Short-term marketable securities	0	0	0
Long-term marketable securities	0
Level 1 | Fair Value, Recurring | U.S. government agency securities
Short-term marketable securities
Short-term marketable securities	0	0	0
Long-term marketable securities	0
Level 1 | Fair Value, Recurring | Money market funds
Cash equivalents
Cash equivalents	996
Level 2 | Fair Value, Recurring
Short-term marketable securities
Total	2,001	517	510
Level 2 | Fair Value, Recurring | U.S. Treasury securities
Cash equivalents
Cash equivalents	148	3
Short-term marketable securities
Short-term marketable securities	698	364	347
Long-term marketable securities	386
Level 2 | Fair Value, Recurring | Commercial paper
Short-term marketable securities
Short-term marketable securities	414	76	8
Level 2 | Fair Value, Recurring | Corporate bonds
Cash equivalents
Cash equivalents			2
Short-term marketable securities
Short-term marketable securities	118	51	110
Long-term marketable securities	158
Level 2 | Fair Value, Recurring | U.S. government agency securities
Short-term marketable securities
Short-term marketable securities	69	23	43
Long-term marketable securities	10
Level 2 | Fair Value, Recurring | Money market funds
Cash equivalents
Cash equivalents	0
Level 3
Short-term marketable securities
Liabilities	0	0
Level 3 | Fair Value, Recurring
Short-term marketable securities
Total	0	0	0
Level 3 | Fair Value, Recurring | U.S. Treasury securities
Cash equivalents
Cash equivalents	0	0
Short-term marketable securities
Short-term marketable securities	0	0	0
Long-term marketable securities	0
Level 3 | Fair Value, Recurring | Commercial paper
Short-term marketable securities
Short-term marketable securities	0	0	0
Level 3 | Fair Value, Recurring | Corporate bonds
Cash equivalents
Cash equivalents			0
Short-term marketable securities
Short-term marketable securities	0	0	0
Long-term marketable securities	0
Level 3 | Fair Value, Recurring | U.S. government agency securities
Short-term marketable securities
Short-term marketable securities	0	$ 0	$ 0
Long-term marketable securities	0
Level 3 | Fair Value, Recurring | Money market funds
Cash equivalents
Cash equivalents	$ 0